CONCENTRATIONS (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Accounts Receivable [Member]
Concentration Risk [Line Items]
Schedules of Concentration of Risk, by Risk Factor	The concentration of accounts receivable as of July 31, 2017 and April 30, 2017, respectively are as follows:
	As of
	July 31, 2017	April 30, 2017
Customer A	21%	24%
Customer B	17%	12%
Customer C	—	10%

The concentration of accounts receivable as of April 30, 2017 and April 30, 2016, respectively are as follows:

	As of
	April 30, 2017	April 30, 2016
Customer A	24%	—%
Customer B	12%	—%
Customer C	10%	21%
Customer D	—%	34%
Customer E	—	10%

Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Schedules of Concentration of Risk, by Risk Factor
The concentration of revenue recognition for the three months ended July 31, 2017 and 2016, respectively are as follows:
	For the three months ended July 31,
	2017	2016
Customer A	24%	—
Customer B	15%	—
Customer C	10%	—

The concentration of revenue recognition for the years ended April 30, 2017 and April 30, 2016, respectively are as follows:
	For the years ended
	April 30, 2017	April 30, 2016
Customer A	16%	17%